FINANCIAL INFORMATION OF PARENT COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Foreign Currency Exchange Rate Weighted Average Translation Rate	7.0999
Parent Company
Foreign Currency Exchange Rate Weighted Average Translation Rate	7.0999